Equity - Share-Based Compensation and Share-Based Payment Reserve (Details)									12 Months Ended
	Aug. 01, 2026 shares	Jan. 01, 2026 shares	Dec. 01, 2025 USD ($) $ / shares shares	Aug. 21, 2025 USD ($) $ / shares shares	Feb. 15, 2025 USD ($) $ / shares shares	Aug. 03, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($)	May 31, 2023 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 31, 2025 shares	Jun. 26, 2025 shares	Aug. 24, 2022 shares
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued														275
Vesting period			18 months	4 years	4 years
Vesting of shares			1,080,000		123,636
Amount of fair value (in Dollars) | $			$ 2,397,977	$ 150,040		$ 334,940	$ 1,119,708		$ 262,890	$ 26,432
Weighted average share price | $ / shares				$ 4.34
Weighted average risk free rate			4.08%
Number of share option										3,272	10,981
Share-based payment reserve (in Dollars) | $											$ 148,007
Option forfieted									37,272		12,818
Fair value of options forfieted (in Dollars) | $									$ 9,298		$ 20,291
Exercised for a total value (in Dollars) | $									$ 831,511
Fair value option									28,063
Share-based compensation expense (in Dollars) | $									$ 5,860,976	$ 610,395	$ 610,303
Weighted average remaining contractual life										7 years 1 month 17 days	4 years 10 months 28 days
Directors [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued								763,636
Vesting period							3 years
Weighted average Volatility							33.33%
Weighted average contractual life							1 year
Weighted average dividend yield							66.66%
Employees and Consultants [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued						166,727
Vesting period						4 years
Vesting of shares						81,818
Employees [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued				40,000
Directors and Consultants [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued			1,279,999
Non Adjusting Events After Reporting Period [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting period	3 years	18 months
Later than three years and not later than four years [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting of shares			140,000
Later than three years and not later than five years [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting period			3 years
Later than four years and not later than five years [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting of shares			59,999
Later than one year and not later than five years [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting period			4 years
Black-Scholes option pricing model [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued					244,545
Vesting period					3 years
Vesting of shares					139,091
Weighted average Volatility			119.10%	119.60%	117.40%	128.89%	86.60%
Weighted average contractual life			5 years	5 years	5 years	5 years	10 years
Weighted average dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%
Amount of fair value (in Dollars) | $					$ 570,279
Weighted average share price | (per share)			$ 5.9		$ 2.75	$ 2.14		$ 1.61
Weighted average assumptions exercise price | (per share)			$ 5.9	$ 2.98	$ 1.375	$ 1.43		$ 1.43
Weighted average risk free rate				3.59%	3.97%	0.0378%	0.0355%
RSUs [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting period					3 years
Vesting of shares									452,154			452,154
Recognized share-based compensation expense (in Dollars) | $									$ 3,864,312
RSUs [Member] | Directors [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued			760,000		130,000								904,308
RSUs [Member] | Non Adjusting Events After Reporting Period [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Vesting period	3 years
Vesting of shares	20,000	720,000
Restricted Share Units (RSU) [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Recognized share-based compensation expense (in Dollars) | $
Share options [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued									583,376
Vesting period						3 years
Vesting of shares						84,909
Weighted average assumptions exercise price | $ / shares									$ 1.43
Employee Incentive Options [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Share-based compensation expense (in Dollars) | $									$ 1,996,664	$ 610,395	$ 610,303
Reserve of share-based payments [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Option forfieted										19,545
Fair value of options forfieted (in Dollars) | $										$ 30,777